MERRILL LYNCH
ASSET INCOME
FUND, INC.



FUND LOGO



Semi-Annual Report

June 30, 1999



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH ASSET INCOME FUND, INC.



Worldwide
Investments as of
June 30, 1999

Breakdown of
Stocks & Fixed-Income             Percent of
Securities by Country             Net Assets++

United States*                      79.6%
Germany                              8.6
United Kingdom                       4.2
Japan                                2.1
France                               0.6
Sweden                               0.4
Brazil                               0.2
Netherlands                          0.2
Spain                                0.2
Canada                               0.2
Finland                              0.2
Australia                            0.1
South Korea                          0.1
Ireland                              0.1
Switzerland                          0.1
Italy                                0.1
Norway                               0.0+++
Austria                              0.0+++
Hong Kong                            0.0+++
Denmark                              0.0+++

[FN]
  *Includes investments in short-term securities.
 ++Percent of net assets may not total 100%.
+++Percent of net assets is less than 0.1%.


Ten Largest Industries            Percent of
(Equity Investments)              Net Assets

Banking                              1.8%
Telecommunications                   1.5
Electronics                          1.0
Computer Services & Software         0.9
Pharmaceuticals                      0.8
Computers                            0.5
Insurance                            0.4
Automobiles                          0.4
Household Products                   0.3
Machine Tools & Machinery            0.3


Ten Largest Holdings              Percent of
(Equity Investments)              Net Assets

Wells Fargo Company                  0.8%
Microsoft Corporation                0.3
Colgate-Palmolive Company            0.3
International Business Machines
 Corporation                         0.3
MCI WorldCom Inc.                    0.3
Bristol-Myers Squibb Company         0.3
Toshiba Corporation                  0.2
AT&T Corp.-Liberty Media Group
 (Class A)                           0.2
Cisco Systems, Inc.                  0.2
Tandy Corporation                    0.2




Merrill Lynch Asset Income Fund, Inc., June 30, 1999


DEAR SHAREHOLDER

There were some conflicting signals regarding the future direction of the US economy during the quarter ended June 30, 1999. However, on balance the economic outlook continued to be positive. The US economic expansion is ongoing, especially in the consumer sector. Economic growth is not occurring at inflationary rates, although the Organization of Petroleum Exporting Countries (OPEC) successfully engineered a near-term increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board raised the Federal Funds rate 0.25% at its June 30, 1999 meeting. Outside of the United States, signs of growth are less apparent in other major industrial economies. European equity markets have entered a period of consolidation, and investors are looking for evidence of an economic pickup. Meanwhile, Japan reported its first quarter of positive economic growth in more than a year. There were growing signs of improvement in some emerging economies (most notably South Korea and Mexico), although concerns remain for others (such as Brazil and Argentina).

In the US capital markets, long-term interest rates rose during the June quarter. While the spread between yields on Treasury securities and corporate issues of similar maturities has narrowed somewhat, it remains wide by historic standards. Although the US stock market exhibited greater price volatility, its advances broadened beyond relatively few growth stocks to the previously languishing cyclical sectors.


Portfolio Matters
As of June 30, 1999, the asset allocation for Merrill Lynch Asset
Income Fund, Inc. was: US bonds, 68% of net assets; foreign bonds, 12%; US stocks, 10%; foreign stocks, 5%; and cash reserves, 5%.

During the three months ended June 30, 1999, we continued to enlarge the Fund's US bond commitment, with an increase from 64% of net assets to 68%. We also extended the average duration from 6.8 years to 7.1 years. Strength in the US economy persisted during the first half of 1999. However, the rise in intermediate-term and longer-term interest rates that has taken place in recent months could begin to gradually slow the rate of US economic growth in coming months. The resultant reduction of inflationary expectations is likely to be supportive of a decline in US interest rates during the second half of 1999.

During the June quarter, we reduced the foreign bond sector from 15% of net assets to 12%. Attractive risk/reward relationships led us to establish positions in Japanese and New Zealand bonds early in 1999. During the June quarter, we eliminated our position in Japanese bonds following a decline in yields, which reduced potential for additional appreciation. We also took advantage of appreciation to liquidate our position in New Zealand bonds. We retained positions in German and UK bonds where the risk/reward relationship remains favorable, in our view.

We increased our allocation to US equities slightly from 9% of net assets to 10% during the three months ended June 30, 1999. We continued to believe that investors will favor the shares of companies that offer a high degree of earnings visibility in a steady growth/low inflation economy. On this basis, technology remains the largest single group represented among our US equity commitments. Consumer staples, including healthcare and financial services, also continued to account for a significant portion of US equity assets.

We reduced the foreign equity sector of the portfolio from 7% of net assets to 5% during the June quarter. We retained a significant weighting in Japan, reflecting an increasingly optimistic assessment of the potential of corporate restructuring to improve profitability. We enlarged our commitment to Asia (excluding Japan) and retained a position in Brazilian equities. European equities remain our largest regional commitment, with significant representation maintained in financial services, telecommunications services and equipment, and consumer staple goods.


In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



August 13, 1999




PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Asset Income Fund, Inc., June 30, 1999


PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                         +1.59%         -2.48%
Inception (9/02/94)
through 6/30/99                            +8.63          +7.72

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/99                         +0.54%         -3.25%
Inception (9/02/94)
through 6/30/99                            +7.78          +7.78

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/99                         +0.49%         -0.46%
Inception (10/21/94)
through 6/30/99                            +8.09          +8.09

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                         +1.04%         -3.00%
Inception (10/21/94)
through 6/30/99                            +8.67          +7.73

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Recent
Performance
Results*
                                                                                                                 Standardized
                                                                 12 Month         3 Month     Since Inception    30-Day Yield
                                                               Total Return     Total Return    Total Return    As of 6/30/99
ML Asset Income Fund, Inc. Class A Shares                          +1.59%           -0.74%          +49.11%           4.38%
ML Asset Income Fund, Inc. Class B Shares                          +0.54            -1.02           +43.55            3.82
ML Asset Income Fund, Inc. Class C Shares                          +0.49            -1.03           +44.07            3.77
ML Asset Income Fund, Inc. Class D Shares                          +1.04            -0.90           +47.68            4.15

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception dates are from 9/02/94 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended June 30, 1999

Additions

 Akzo Nobel NV
 Applied Materials, Inc.
 BASF AG
 Baan Company, NV
 Bergesen d.y. ASA 'B'
 The British Land Company PLC
 Broken Hill Proprietary Company
   Limited
*Burlington Northern Santa Fe
   Corporation
 CSM NV
 Caterpillar Inc.
 Citigroup Inc.
 Clear Channel Communications, Inc.
 Dixons Group PLC
 Federated Department Stores, Inc.
*Ford Motor Company
 The Goldman Sachs Group, Inc.
*Grupo Ferrovial, SA
 Hewlett-Packard Company
 Hilton Group PLC
 Hutchison Whampoa Limited
 International Paper Company
 Lattice Semiconductor Corporation
 Merck & Co., Inc.
 The News Corporation Limited
   (Preferred) (ADR)
 Pechiney SA 'A'
*The Peninsular and Oriental Steam
   Navigation Company
 Pohang Iron & Steel Company, Ltd.
   (ADR)
 Rohm and Haas Company
 Siebel Systems, Inc.
 TD Waterhouse Group, Inc.
 Telecomunicacoes Brasileiras SA-
   Telebras (ADR)
 Transaction Systems Architects, Inc.
   (Class A)


Deletions

 Avis Rent A Car, Inc.
*Burlington Northern Santa Fe
   Corporation
 Castellum AB
 Centocor, Inc.
 Custos AB 'A'
 Devro PLC
 Dinamia Capital Privado Sociedad de
   Capital Riesgo, SA
 Elan Corporation PLC (ADR)
 Embratel Participacoes SA (ADR)
 The Equitable Companies Incorporated
 Flextronics International Ltd.
*Ford Motor Company
 Fujikura Ltd.
 General Motors Corporation
*Grupo Ferrovial, SA
 Henkel KGaA (Preferred)
 Keane, Inc.
 Metrovacesa, SA
 Morgan Stanley Dean Witter & Co.
 National Westminster Bank PLC
 Nordbanken Holding AB
 Oracle Corporation
*The Peninsular and Oriental Steam
   Navigation Company
 Providian Financial Corporation
 Rio Tinto PLC (Registered Shares)
 Rite Aid Corporation
 Sampo Insurance Company Ltd. 'A'
 Sundstrand Corporation
 TDK Corporation (ADR)
 TeleWest Communications PLC
 Telecom Italia SpA
 Wal-Mart Stores, Inc.

[FN]
*Added and deleted in the same quarter.



Merrill Lynch Asset Income Fund, Inc., June 30, 1999


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                       Shares                                                            Value     Percent of
COUNTRY      Industries                 Held              Common Stocks                      Cost      (Note 1a)   Net Assets
Australia    Broadcasting                200    The News Corporation Limited
             & Publishing                       (Preferred) (ADR)*                      $     6,714    $     6,312      0.0%

             Diversified                 900    Broken Hill Proprietary Company
                                                Limited                                       9,907         10,425      0.1

                                                Total Common Stocks in Australia             16,621         16,737      0.1


Austria      Paper Products               87    Mayr-Melnhof Karton AG                        4,397          3,945      0.0

                                                Total Common Stocks in Austria                4,397          3,945      0.0


Brazil       Forest Products             430    Aracruz Celulose SA (ADR)*                    6,011          9,460      0.1
             Mining                      400    Companhia Vale do Rio Doce 'A'
                                                (Preferred)                                   5,720          7,856      0.0

             Telecommunications           72  ++Telecomunicacoes Brasileiras
                                                SA-Telebras (ADR)*                               11              5      0.0
                                          72    Telecomunicacoes Brasileiras SA-
                                                Telebras (Preferred Block) (ADR)*             5,676          6,494      0.1
                                                                                        -----------    -----------    ------
                                                                                              5,687          6,499      0.1

                                                Total Common Stocks in Brazil                17,418         23,815      0.2


Canada       Computer Graphics           300  ++ATI Technologies Inc.                         4,699          4,842      0.0

             Paper & Forest              700    Domtar, Inc.                                  5,615          6,584      0.1
             Products

             Telecommunications          279    Teleglobe Inc.                                7,892          8,300      0.1

                                                Total Common Stocks in Canada                18,206         19,726      0.2


Denmark      Commercial Services          50  ++ISS International Service System A/S 'B'      3,263          2,657      0.0

                                                Total Common Stocks in Denmark                3,263          2,657      0.0


Finland      Communications              143    Nokia Oyj                                     7,098         12,527      0.1
             Equipment

             Paper & Forest              200    UPM-Kymmene Oyj                               4,466          5,730      0.1
             Products

             Real Estate                 800    Sponda Oyj                                    5,746          4,040      0.0
             Investment Trusts

                                                Total Common Stocks in Finland               17,310         22,297      0.2


France       Electronics                 215    Thomson CSF                                   8,329          7,467      0.1

             Foods                        24    Groupe Danone SA                              6,479          6,184      0.0

             Information Processing       15    Cap Gemini SA                                 2,288          2,356      0.0

             Insurance                    52    Axa                                           5,640          6,340      0.1

             Metals                      265    Pechiney SA 'A'                              12,031         11,383      0.1

             Oil--Related                 43    Elf Aquitaine SA                              5,906          6,306      0.0

             Reinsurance                 170    Scor                                         10,744          8,427      0.1

             Semiconductor Capital       178    STMicroelectronics NV (NY Registered
             Equipment                          Shares)                                       6,402         12,349      0.1

             Telecommunications           85    France Telecom SA                             5,951          6,417      0.0

             Utilities--Water            120    Vivendi                                       9,130          9,714      0.1

                                                Total Common Stocks in France                72,900         76,943      0.6


Germany      Automobiles                  80    DaimlerChrysler AG                            6,258          6,926      0.1

             Chemicals                    55    BASF AG                                       2,468          2,429      0.0

                                                Total Common Stocks in Germany                8,726          9,355      0.1


Hong Kong    Multi-Industry              300    Hutchison Whampoa Limited                     2,770          2,716      0.0

                                                Total Common Stocks in Hong Kong              2,770          2,716      0.0


Ireland      Banking                     538    Bank of Ireland                              11,526          9,073      0.1

                                                Total Common Stocks in Ireland               11,526          9,073      0.1


Italy        Publishing                  388    Mondadori (Arnoldo) Editore SpA               5,017          6,718      0.1

                                                Total Common Stocks in Italy                  5,017          6,718      0.1


Japan        Automobiles                 110    Honda Motor Co., Ltd. (ADR)*                  9,239          9,543      0.1
                                         169    Toyota Motor Corporation (ADR)*               9,264         10,689      0.1
                                                                                        -----------    -----------    ------
                                                                                             18,503         20,232      0.2

             Banking                   1,000    The Bank of Tokyo-Mitsubishi, Ltd.           14,274         14,242      0.1
                                       1,000    The Sanwa Bank, Ltd.                          9,695          9,845      0.1
                                       1,000    The Sumitomo Bank, Ltd.                      11,598         12,407      0.1
                                                                                        -----------    -----------    ------
                                                                                             35,567         36,494      0.3

             Computers                 2,000    NEC Corporation                              20,080         24,880      0.2

             Electronics               1,000    Fujitsu Limited                              11,369         20,127      0.2
                                       1,000    Matsushita Electric Industrial
                                                Company, Ltd.                                19,161         19,425      0.1
                                         132    Sony Corporation (ADR)*                      11,128         14,570      0.1
                                       4,000    Toshiba Corporation                          26,299         28,534      0.2
                                                                                        -----------    -----------    ------
                                                                                             67,957         82,656      0.6

             Glass                     3,000    Nippon Sheet Glass Company, Ltd.              9,243         10,688      0.1

             Insurance                 2,000    The Tokio Marine & Fire
                                                Insurance Co. Ltd.                           22,856         21,739      0.2

             Machine Tools &           1,000    Minebea Company Ltd.                         10,289         11,159      0.1
             Machinery

             Photography                 300    Fuji Photo Film (ADR)*                       11,553         11,400      0.1

             Retail                      156    Ito-Yokado Co., Ltd. (ADR)*                   9,048         10,394      0.1

             Retail--Stores            1,000    The Daimaru, Inc.                             4,673          4,893      0.0

             Telecommunications            2    Nippon Telegraph & Telephone
                                                Corporation (NTT)                            16,607         23,310      0.2

                                                Total Common Stocks in Japan                226,376        257,845      2.1


Nether-      Broadcasting                256    Wolters Kluwer NV 'A'                         9,797         10,184      0.1
lands        & Publishing

             Chemicals                    55    Akzo Nobel NV                                 2,514          2,313      0.0

             Computer Software           200  ++Baan Company, NV                              3,142          3,092      0.0

             Electronic Components        65  ++ASM Lithography Holding NV                    2,612          3,758      0.0

             Foods                       100    CSM NV                                        5,287          4,993      0.0

             Multi-Industry              147    Unilever NV 'A'                              12,160          9,922      0.1

                                                Total Common Stocks in the
                                                Netherlands                                  35,512         34,262      0.2



Merrill Lynch Asset Income Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                       Shares                                                            Value     Percent of
COUNTRY      Industries                 Held              Common Stocks                      Cost      (Note 1a)   Net Assets
Norway       Computer Software           356    Merkantildata ASA                       $     2,722    $     3,440      0.0%

             Transport Services          200    Bergesen d.y. ASA 'B'                         2,824          2,835      0.0

                                                Total Common Stocks in Norway                 5,546          6,275      0.0


South        Electronics                  30    Samsung Electronics                           2,172          3,292      0.0
Korea
             Steel                       300    Pohang Iron & Steel Company, Ltd. (ADR)*      8,556         10,088      0.1

                                                Total Common Stocks in South Korea           10,728         13,380      0.1


Spain        Building Materials          710    Uralita, SA                                   9,969          5,964      0.0

             Telecommunications          204  ++Telefonica SA                                 9,277          9,820      0.1

             Utilities--Electric         341    Endesa SA                                     8,930          7,268      0.1

                                                Total Common Stocks in Spain                 28,176         23,052      0.2

Sweden       Auto & Truck                221    Autoliv, Inc.                                 6,964          6,752      0.1

             Automobile Parts            424    Haldex AB                                     7,587          5,552      0.0

             Automobiles                 200    Volvo AB 'B'                                  5,577          5,815      0.1

             Banking                     750    ForeningsSparbanken AB                        6,218         10,616      0.1

             Communications              297    Telefonaktiebolaget LM Ericsson (ADR)*        7,310          9,764      0.1
             Equipment

             Investment Management     1,070    Investment AB Bure                            8,761          5,680      0.0

             Real Estate                 354    Fastighets AB Tornet                          4,871          4,823      0.0
             Investment Trusts

                                                Total Common Stocks in Sweden                47,288         49,002      0.4


Switzerland  Telecommunications           21    Swisscom AG (Registered Shares)               5,987          7,912      0.1

                                                Total Common Stocks in Switzerland            5,987          7,912      0.1


United       Banking                     362    Bank of Scotland                              4,002          4,790      0.0
Kingdom                                  188    HSBC Holdings PLC                             5,066          6,655      0.1
                                         700    Lloyds TSB Group PLC                          9,330          9,484      0.1
                                                                                        -----------    -----------    ------
                                                                                             18,398         20,929      0.2

             Beverages                   457    Diageo PLC                                    5,621          4,770      0.0

             Diversified               2,300    Billiton PLC                                  5,513          8,017      0.1

             Drugs                       149    AstraZeneca Group PLC                         6,084          5,760      0.0

             Leisure                   2,000    Hilton Group PLC                             10,530          7,924      0.1

             Oil--Integrated             262    Shell Transport & Trading
                                                Company (ADR)*                                9,424         12,150      0.1

             Oil--Related                350    BP Amoco PLC                                  5,755          6,269      0.1

             Pharmaceuticals             330    Glaxo Wellcome PLC                           10,650          9,166      0.1
                                         100    Pharmacia & Upjohn, Inc.                      6,320          5,681      0.1
                                                                                        -----------    -----------    ------
                                                                                             16,970         14,847      0.2

             Real Estate                 600    The British Land Company PLC                  5,350          5,015      0.0

             Retail--Stores              200    Dixons Group PLC                              4,606          3,734      0.0

             Telecommunications          300    British Telecommunications PLC                4,951          5,024      0.0
                                         300  ++Cable & Wireless PLC                          4,925          3,821      0.0
                                         200  ++Energis PLC                                   5,456          4,767      0.0
                                         273    Vodafone Group PLC                            4,951          5,376      0.1
                                                                                        -----------    -----------    ------
                                                                                             20,283         18,988      0.1

                                                Total Common Stocks in the
                                                United Kingdom                              108,534        108,403      0.9


United       Aerospace & Defense         262    United Technologies Corporation               9,855         18,771      0.2
States
             Application Development     100  ++Siebel Systems, Inc.                          3,692          6,625      0.1
             Software

             Automobile Rental           140    The Hertz Corporation (Class A)               5,601          8,680      0.1

             Automobiles                 300    Delphi Automotive Systems Corporation         5,100          5,569      0.0

             Banking                     199    Bank of America Corporation                  10,399         14,589      0.1
                                         262    The Bank of New York Company, Inc.            7,088          9,612      0.1
                                         300    Mellon Bank Corporation                       9,128         10,912      0.1
                                       2,350    Wells Fargo Company                          95,965        100,463      0.8
                                                                                        -----------    -----------    ------
                                                                                            122,580        135,576      1.1

             Beverages                   375    PepsiCo, Inc.                                11,283         14,508      0.1

             Broadcasting/Cable          704  ++AT&T Corp.-Liberty Media Group
                                                (Class A)                                    11,118         25,872      0.2

             Capital Equipment           100    Eaton Corporation                             6,737          9,200      0.1
                                         100    Hewlett-Packard Company                       6,994         10,050      0.1
                                                                                        -----------    -----------    ------
                                                                                             13,731         19,250      0.2

             Chemicals                   200    E.I. du Pont de Nemours and Company          13,133         13,662      0.1
                                         400    Rohm and Haas Company                        15,096         17,150      0.1
                                                                                        -----------    -----------    ------
                                                                                             28,229         30,812      0.2

             Computer                    120  ++America Online, Inc.                         10,419         13,260      0.1
             Services                    400  ++Cisco Systems, Inc.                          12,250         25,775      0.2
             & Software                  270    International Business Machines
                                                Corporation                                  16,138         34,897      0.3
                                         450  ++Microsoft Corporation                        37,175         40,556      0.3
                                                                                        -----------    -----------    ------
                                                                                             75,982        114,488      0.9

             Computer Software           100  ++Transaction Systems Architects, Inc.
                                                (Class A)                                     4,016          3,900      0.0

             Computers                   150  ++EMC Corporation                               5,053          8,250      0.1
                                         524    Tandy Corporation                            15,134         25,611      0.2
                                                                                        -----------    -----------    ------
                                                                                             20,187         33,861      0.3

             Consumer--Electronics        75  ++Dell Computer Corporation                     2,300          2,770      0.0

             Consumer Products           450    The Dial Corporation                         10,040         16,734      0.1

             Cruise Lines                100    Royal Caribbean Cruises Ltd.                  2,520          4,375      0.0

             Electronics                 200    General Electric Company                     18,625         22,600      0.2
                                         286    Intel Corporation                            17,625         16,999      0.1
                                         100  ++Lattice Semiconductor Corporation             5,046          6,200      0.0
                                                                                        -----------    -----------    ------
                                                                                             41,296         45,799      0.3



Merrill Lynch Asset Income Fund, Inc., June 30, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                       Shares                                                            Value     Percent of
COUNTRY      Industries                 Held              Common Stocks                      Cost      (Note 1a)   Net Assets
United       Entertainment               550  ++Premier Parks Inc.                      $     8,886    $    20,212      0.2%
States                                    75    The Walt Disney Company                       2,619          2,311      0.0
(concluded)                                                                             -----------    -----------    ------
                                                                                             11,505         22,523      0.2


             Finance                     100  ++The Goldman Sachs Group, Inc.                 5,300          7,225      0.0
                                         300  ++TD Waterhouse Group, Inc.                     7,200          7,519      0.1
                                                                                        -----------    -----------    ------
                                                                                             12,500         14,744      0.1

             Financial Services          300    Associates First Capital Corporation
                                                (Class A)                                    10,330         13,294      0.1
                                         200    Citigroup Inc.                                9,173          9,500      0.1
                                                                                        -----------    -----------    ------
                                                                                             19,503         22,794      0.2

             Financial Services          375    Household International, Inc.                16,366         17,766      0.1
             --Consumer

             Foods                       450  ++Keebler Foods Company                        11,349         13,669      0.1

             Household Products          362    Colgate-Palmolive Company                    33,143         35,747      0.3

             Information                 300  ++Unisys Corporation                            9,668         11,681      0.1
             Processing

             Insurance                   150    American International Group, Inc.           17,816         17,559      0.1

             Laser Systems                95  ++JDS Uniphase Corporation                      9,293         15,770      0.1
             & Components

             Machine Tools               375    Ingersoll-Rand Company                       14,942         24,234      0.2
             & Machinery

             Machinery                   110    Case Corporation                              3,144          5,294      0.0

             Machinery & Equipment       100    Caterpillar Inc.                              5,549          6,000      0.0

             Manufacturing               235    Tyco International Ltd.                      13,512         22,266      0.2

             Medical Technology          225    Johnson & Johnson                            18,474         22,050      0.2

             Metals                      300    Alcoa Inc.                                   11,699         18,562      0.1

             Natural Gas                 262    Enron Corp.                                  11,758         21,418      0.2

             Oil--Integrated             150    Mobil Corporation                            11,996         14,850      0.1

             Oil Services                150    Schlumberger Limited                          7,884          9,553      0.1

             Paper & Forest Products     200    International Paper Company                   9,707         10,100      0.1

             Petroleum                   360    Unocal Corporation                           12,079         14,265      0.1

             Pharmaceutical--            225    American Home Products Corporation           13,387         12,937      0.1
             Diversified

             Pharmaceuticals             450    Bristol-Myers Squibb Company                 22,936         31,697      0.3
                                         200    Cardinal Health, Inc.                        14,110         12,825      0.1
                                         100    Merck & Co., Inc.                             7,006          7,400      0.1
                                         150    Pfizer Inc.                                  19,539         16,462      0.1
                                                                                        -----------    -----------    ------
                                                                                             63,591         68,384      0.6

             Radio & Television          750  ++Capstar Broadcasting Corporation
                                                (Class A)                                    13,312         20,531      0.2

             Retail                      100  ++Federated Department Stores, Inc.             5,306          5,294      0.0

             Retail--Specialty           150    Lowe's Companies, Inc.                        5,109          8,503      0.1

             Retail--Stores               74  ++Best Buy Co., Inc.                            3,480          4,995      0.0
                                         150    Dayton Hudson Corporation                     9,861          9,750      0.1
                                         262  ++Safeway Inc.                                 11,462         12,969      0.1
                                                                                        -----------    -----------    ------
                                                                                             24,803         27,714      0.2

             Savings & Loan              300  GreenPoint Financial Corp.                      9,153          9,844      0.1
             Associations

             Scientific                  110  Millipore Corporation                           2,219          4,462      0.0
             Equipment

             Semiconductors              100  ++Applied Materials, Inc.                       6,731          7,387      0.1
                                         216    Motorola, Inc.                               11,267         20,466      0.2
                                                                                        -----------    -----------    ------
                                                                                             17,998         27,853      0.3

             Services                    450  ++Quintiles Transnational Corp.                19,414         18,872      0.2

             Telecommunications          423    AT&T Corp.                                   14,244         23,609      0.2
                                         100  ++Clear Channel Communications, Inc.            7,063          6,894      0.1
                                         200    GTE Corporation                              10,704         15,150      0.1
                                         250    Lucent Technologies Inc.                     13,659         16,859      0.1
                                         375    MCI WorldCom Inc.                            17,163         32,250      0.3
                                                                                        -----------    -----------    ------
                                                                                             62,833         94,762      0.8

             Tobacco                     200    Philip Morris Companies Inc.                  9,369          8,038      0.1

             Utilities--                 275    Ameritech Corporation                        13,859         20,212      0.2
             Communication

             Utilities--Electric         150    PECO Energy Company                           5,119          6,281      0.0
                                         225    Public Service Enterprise Group
                                                Incorporated                                  8,735          9,197      0.1

                                                                                             13,854         15,478      0.1
             Waste Management            262    Waste Management, Inc.                       12,362         14,083      0.1

             Wireless                    300  ++American Tower Corporation (Class A)          7,500          7,200      0.1
             Communication
             Equipment


                                                Total Common Stocks in the
                                                United States                               923,486      1,192,602      9.6


                                                Total Investments in Common Stocks        1,569,787      1,886,715     15.2


                                      Face
                                     Amount           Fixed-Income Securities

Germany      Foreign       Pound     470,000    BundesObligation, 4.75% due
             Government    Sterling             11/20/2001                                  570,167        499,349      4.0
             Obligations             340,307    Bundesrepublik Deutschland, 4.75%
                                                due 7/04/2008                               429,492        356,502      2.9
                                     220,000    Deutschland Republic, 4.75% due
                                                7/04/2028                                   260,034        204,916      1.6

                                                Total Fixed-Income Securities in
                                                Germany                                   1,259,693      1,060,767      8.5


United       Foreign       Pound     230,000    United Kingdom Treasury Gilt, 7.25%
Kingdom      Government    Sterling             due 12/07/2007                              432,665        409,069      3.3
             Obligations

                                                Total Fixed-Income Securities in the
                                                United Kingdom                              432,665        409,069      3.3


Merrill Lynch Asset Income Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
                                        Face                                                             Value     Percent of
COUNTRY                                Amount        Fixed-Income Securities                 Cost      (Note 1a)   Net Assets
United       US Government                      Federal National Mortgage Association:
States       Agency        US$       915,000      5.625% due 3/15/2001                  $   917,395    $   913,426      7.4%
             Obligations             930,000      5.125% due 2/13/2004                      912,209        891,638      7.2
                                   1,510,000      5.75% due 2/15/2008                     1,501,712      1,443,696     11.6
                                   1,020,000      5.25% due 1/15/2009                       954,720        931,709      7.5
                                   2,500,000      6.375% due 6/15/2009                    2,496,095      2,478,900     20.0
                                                                                        -----------    -----------    ------
                                                                                          6,782,131      6,659,369     53.7

             US Government         1,645,000    US Treasury Bonds, 6.625% due
             Obligations                        2/15/2027                                 1,879,816      1,737,268     14.0

                                                Total Fixed-Income Securities in
                                                the United States                         8,661,947      8,396,637     67.7


                                                Total Investments in Fixed-Income
                                                Securities                               10,354,305      9,866,473     79.5


                                                    Short-Term Securities

United       Commercial              288,000    General Electric Capital Corp.,
States       Paper**                            5.75% due 7/01/1999                         288,000        288,000      2.3

                                                Total Investments in Short-Term
                                                Securities                                  288,000        288,000      2.3


             Total Investments                                                          $12,212,092     12,041,188     97.0
                                                                                        ===========
             Unrealized Appreciation on Forward Foreign Exchange Contracts++++                                 357      0.0

             Other Assets Less Liabilities                                                                 375,734      3.0
                                                                                                       -----------    ------
             Net Assets                                                                                $12,417,279    100.0%
                                                                                                       ===========    ======



            *American Depositary Receipts (ADR).
           **Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
           ++Non-income producing security.
         ++++Forward foreign exchange contracts as of June 30, 1999 were as follows:

                                                      Unrealized
             Foreign                Expiration       Appreciation
             Currency Sold             Date           (Note 1c)

             C$ 35,000              July 1999            $  357
                                                         ------
             Total Unrealized Appreciation on Forward
             Foreign Exchange Contracts--Net
             (US$ Commitment--$24,048)                   $  357
                                                         ======


STATEMENT OF ASSETS AND LIABILITIES
                    As of June 30, 1999
Assets:             Investments, at value (identified cost--$12,212,092) (Note 1a)                           $12,041,188
                    Unrealized appreciation on forward foreign exchange contracts
                    (Note 1c)                                                                                        357
                    Cash                                                                                          26,591
                    Foreign cash (Note 1d)                                                                        34,021
                    Receivables:
                      Interest                                                              $   154,639
                      Securities sold                                                           148,167
                      Dividends                                                                   4,094
                      Capital shares sold                                                         1,390
                      Forward foreign exchange contracts (Note 1c)                                1,300          309,590
                                                                                            -----------
                    Deferred organization expenses (Note 1g).                                                     14,796
                    Prepaid registration fees and other assets (Note 1g)                                         139,256
                                                                                                             -----------
                    Total assets                                                                              12,565,799
                                                                                                             -----------

Liabilities:        Payables:
                      Securities purchased                                                       23,815
                      Dividends to shareholders (Note 1h)                                        11,827
                      Capital shares redeemed                                                    11,414
                      Distributor (Note 2)                                                        6,953
                      Forward foreign exchange contracts (Note 1c)                                  641           54,650
                                                                                            -----------
                    Accrued expenses and other liabilities                                                        93,870
                                                                                                             -----------
                    Total liabilities                                                                            148,520
                                                                                                             -----------

Net Assets:         Net assets                                                                               $12,417,279
                                                                                                             ===========

Net Assets          Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
Consist of:         authorized                                                                               $     3,822
                    Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                    authorized                                                                                    95,621
                    Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
                    authorized                                                                                     9,797
                    Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                    authorized                                                                                    12,844
                    Paid-in capital in excess of par                                                          11,946,709
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                                   522,447
                    Unrealized depreciation on investments and foreign currency
                    transactions--net                                                                           (173,961)
                                                                                                             -----------
                    Net assets                                                                               $12,417,279
                                                                                                             ===========

Net Asset Value:    Class A--Based on net assets of $389,257 and 38,216 shares
                             outstanding                                                                     $     10.19
                                                                                                             ===========
                    Class B--Based on net assets of $9,725,596 and 956,213 shares
                             outstanding                                                                     $     10.17
                                                                                                             ===========
                    Class C--Based on net assets of $996,850 and 97,971 shares
                             outstanding                                                                     $     10.17
                                                                                                             ===========
                    Class D--Based on net assets of $1,305,576 and 128,442 shares
                             outstanding.                                                                    $     10.16
                                                                                                             ===========
                    See Notes to Financial Statements.


Merrill Lynch Asset Income Fund, Inc., June 30, 1999

STATEMENT OF OPERATIONS
                    For the Six Months Ended June 30, 1999
Investment          Interest and discount earned                                                             $   288,735
Income              Dividends (net of $1,735 foreign witholding tax)                                              17,446
(Notes 1e & 1f):                                                                                             -----------
                    Total income                                                                                 306,181
                                                                                                             -----------

Expenses:           Investment advisory fees (Note 2)                                       $    47,921
                    Account maintenance and distribution fees--Class B (Note 2)                  38,358
                    Accounting services (Note 2)                                                 37,053
                    Printing and shareholder reports                                             32,026
                    Registration fees (Note 1g)                                                  30,626
                    Professional fees                                                            24,860
                    Custodian fees                                                               12,464
                    Transfer agent fees--Class B (Note 2)                                         7,495
                    Amortization of organization expenses (Note 1g)                               7,013
                    Directors' fees and expenses                                                  6,055
                    Account maintenance and distribution fees--Class C (Note 2)                   3,145
                    Account maintenance fees--Class D (Note 2)                                    1,629
                    Pricing fees                                                                  1,425
                    Transfer agent fees--Class D (Note 2)                                           872
                    Transfer agent fees--Class C (Note 2)                                           623
                    Transfer agent fees--Class A (Note 2)                                           294
                    Other                                                                         5,820
                                                                                            -----------
                    Total expenses before reimbursement                                         257,679
                    Reimbursement of expenses (Note 2)                                         (181,519)
                                                                                            -----------
                    Total expenses after reimbursement                                                            76,160
                                                                                                             -----------
                    Investment income--net                                                                       230,021
                                                                                                             -----------

Realized &          Realized gain from:
Unrealized            Investments--net                                                          154,808
Gain (Loss) on        Foreign currency transactions--net                                         58,016          212,824
Investments &                                                                               -----------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                         (772,463)
(Notes 1c, 1d,        Foreign currency transactions--net                                         (5,062)        (777,525)
1f & 3):                                                                                    -----------      -----------
                    Net realized and unrealized loss on investments and
                    foreign currency transactions                                                               (564,701)
                                                                                                             -----------
                    Net Decrease in Net Assets Resulting from Operations                                     $  (334,680)
                                                                                                             ===========

                    See Notes to Financial Statements.



STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            For the Six
                                                                                               Months        For the Year
                                                                                               Ended            Ended
                                                                                              June 30,       December 31,
                    Increase (Decrease) in Net Assets:                                          1999            1998
Operations:         Investment income--net                                                  $   230,021      $   485,847
                    Realized gain on investments and foreign currency
                    transactions--net                                                           212,824          669,989
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                         (777,525)          54,524
                                                                                            -----------      -----------
                    Net increase (decrease) in net assets resulting from
                    operations                                                                 (334,680)       1,210,360
                                                                                            -----------      -----------

Dividends &         Investment income--net:
Distributions to      Class A                                                                    (9,856)        (160,965)
Shareholders          Class B                                                                  (180,083)        (285,470)
(Note 1h):            Class C                                                                   (13,827)         (18,652)
                      Class D                                                                   (26,255)         (20,760)
                    Realized gain on investments--net:
                      Class A                                                                        --         (111,852)
                      Class B                                                                        --         (230,474)
                      Class C                                                                        --          (15,569)
                      Class D                                                                        --          (16,614)
                                                                                            -----------      -----------
                    Net decrease in net assets resulting from dividends
                    and distributions to shareholders                                          (230,021)        (860,356)
                                                                                            -----------      -----------

Capital Share       Net increase (decrease) in net assets derived from
Transactions        capital share transactions                                               (2,126,019)       3,599,240
(Note 4):                                                                                   -----------      -----------


Net Assets:         Total increase (decrease) in net assets                                  (2,690,720)       3,949,244
                    Beginning of period                                                      15,107,999       11,158,755
                                                                                            -----------      -----------
                    End of period                                                           $12,417,279      $15,107,999
                                                                                            ===========      ===========


                    See Notes to Financial Statements.



Merrill Lynch Asset Income Fund, Inc., June 30, 1999

FINANCIAL HIGHLIGHTS
                                                                                            Class A
                                                                       For the
                    The following per share data and ratios have         Six
                    been derived from information provided in the      Months                 For the Year
                    financial statements.                               Ended                     Ended
                                                                       June 30,                December 31,
                    Increase (Decrease) in Net Asset Value:              1999       1998      1997     1996      1995
Per Share           Net asset value, beginning of period              $  10.63   $  10.32  $  10.53  $  10.62   $   9.68
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .22        .43       .49       .50        .60
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     (.44)       .58       .71       .23       1.04
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      (.22)      1.01      1.20       .73       1.64
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.22)      (.43)     (.49)     (.50)      (.60)
                      In excess of investment income--net                   --         --        --      (.05)        --
                      Realized gain on investments--net                     --       (.27)     (.92)     (.27)      (.01)
                      In excess of realized gain on
                      investments--net                                      --         --        --        --       (.09)
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.22)      (.70)    (1.41)     (.82)      (.70)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.19   $  10.63  $  10.32  $  10.53   $  10.62
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  (2.12%)++  10.01%    11.67%     7.11%     17.38%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to           Expenses, net of reimbursement                        .52%*      .50%      .50%      .25%       .00%
Average Net                                                           ========   ========  ========  ========   ========
Assets:             Expenses                                             3.23%*     3.10%     3.28%     3.48%      5.12%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               4.28%*     4.03%     4.58%     4.73%      5.78%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $    389   $  4,558  $  2,188  $  3,918   $  3,872
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  79.24%    155.44%   155.57%   342.71%     46.75%
                                                                      ========   ========  ========  ========   ========

                                                                                            Class B
                                                                       For the
                    The following per share data and ratios have         Six
                    been derived from information provided in the      Months                 For the Year
                    financial statements.                               Ended                     Ended
                                                                       June 30,                December 31,
                    Increase (Decrease) in Net Asset Value:              1999       1998      1997     1996       1995
Per Share           Net asset value, beginning of period              $  10.63   $  10.32  $  10.53  $  10.62   $   9.68
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .18        .35       .41       .42        .51
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     (.46)       .58       .71       .23       1.04
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      (.28)       .93      1.12       .65       1.55
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.18)      (.35)     (.41)     (.42)      (.51)
                      In excess of investment income--net                   --         --        --      (.05)        --
                      Realized gain on investments--net                     --       (.27)     (.92)     (.27)      (.01)
                      In excess of realized gain on
                      investments--net                                      --         --        --        --       (.09)
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.18)      (.62)    (1.33)     (.74)      (.61)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.17     $10.63    $10.32   $ 10.53   $  10.62
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  (2.67%)++   9.19%    10.84%     6.31%     16.51%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to           Expenses, net of reimbursement                       1.27%*     1.25%     1.25%     1.00%       .75%
Average Net                                                           ========   ========  ========  ========   ========
Assets:             Expenses                                             4.11%*     3.90%     4.01%     4.24%      5.94%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               3.52%*     3.32%     3.79%     3.99%      5.06%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $  9,726   $  9,230  $  8,078  $  8,690   $  9,236
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  79.24%    155.44%   155.57%   342.71%     46.75%
                                                                      ========   ========  ========  ========   ========

                  ++Aggregate total investment returns.
                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.

                    See Notes to Financial Statements.



Merrill Lynch Asset Income Fund, Inc., June 30, 1999

FINANCIAL HIGHLIGHTS (concluded)
                                                                                           Class C
                                                                       For the
                    The following per share data and ratios have         Six
                    been derived from information provided in the      Months                For the Year
                    financial statements.                               Ended                    Ended
                                                                       June 30,               December 31,
                    Increase (Decrease) in Net Asset Value:              1999       1998     1997      1996        1995
Per Share           Net asset value, beginning of period              $  10.63   $  10.32  $  10.53   $ 10.62   $   9.69
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .18        .35       .41       .41        .52
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     (.46)       .58       .71       .23       1.03
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      (.28)       .93      1.12       .64       1.55
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.18)      (.35)     (.41)     (.42)      (.52)
                      In excess of investment income--net                   --         --        --      (.04)        --
                      Realized gain on investments--net                     --       (.27)     (.92)     (.27)      (.01)
                      In excess of realized gain on
                      investments--net                                      --         --        --        --       (.09)
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.18)      (.62)    (1.33)     (.73)      (.62)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.17   $  10.63  $  10.32  $  10.53   $  10.62
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  (2.69%)++   9.14%    10.79%     6.25%     16.33%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to           Expenses, net of reimbursement                       1.31%*     1.30%     1.30%     1.04%       .80%
Average Net                                                           ========   ========  ========  ========   ========
Assets:             Expenses                                             4.20%*     3.94%     4.12%     4.28%      6.02%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               3.52%*     3.25%     3.78%     3.95%      4.99%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $    997   $    656  $    575  $    357   $    418
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  79.24%    155.44%   155.57%   342.71%     46.75%
                                                                      ========   ========  ========  ========   ========

                                                                                            Class D
                                                                       For the
                    The following per share data and ratios have         Six
                    been derived from information provided in          Months                 For the Year
                    the financial statements.                           Ended                     Ended
                                                                       June 30,                December 31,
                    Increase (Decrease) in Net Asset Value:              1999       1998      1997      1996      1995
Per Share           Net asset value, beginning of period              $  10.62   $  10.31  $  10.53  $  10.62   $   9.69
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                                 .20        .41       .47       .46        .57
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     (.46)       .58       .70       .24       1.03
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      (.26)       .99      1.17       .70       1.60
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.20)      (.41)     (.47)     (.47)      (.57)
                      In excess of investment income--net                   --         --        --      (.05)        --
                      Realized gain on investments--net                     --       (.27)     (.92)     (.27)      (.01)
                      In excess of realized gain on
                      investments--net                                      --         --        --        --       (.09)
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.20)      (.68)    (1.39)     (.79)      (.67)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  10.16   $  10.62    $10.31  $  10.53   $  10.62
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                  (2.44%)++   9.74%    11.29%     6.84%     16.97%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to           Expenses, net of reimbursement                        .77%*      .75%      .75%      .50%       .25%
Average Net                                                           ========   ========  ========  ========   ========
Assets:             Expenses                                             3.60%*     3.35%     3.54%     3.70%      5.44%
                                                                      ========   ========  ========  ========   ========
                    Investment income--net                               4.03%*     3.78%     4.32%     4.48%      5.53%
                                                                      ========   ========  ========  ========   ========


Supplemental        Net assets, end of period (in thousands)          $  1,305   $    664  $    318  $    633   $    771
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  79.24%    155.44%   155.57%   342.71%     46.75%
                                                                      ========   ========  ========  ========   ========

                  ++Aggregate total investment returns.
                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.

                    See Notes to Financial Statements.



Merrill Lynch Asset Income Fund, Inc., June 30, 1999


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Asset Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years. Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets.

For the six months ended June 30, 1999, MLAM earned fees of $47,921, all of which were waived. MLAM also reimbursed the Fund for additional expenses of $133,598.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                         Account
                                       Maintenance    Distribution
                                           Fee             Fee

Class B                                     0.25%          0.50%
Class C                                     0.25%          0.55%
Class D                                     0.25%          --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended June 30, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                         MLFD         MLPF&S

Class A                                  $  2         $   33
Class D                                  $109         $1,200


Merrill Lynch Asset Income Fund, Inc., June 30, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)

For the six months ended June 30, 1999, MLPF&S received contingent deferred sales charges of $21,000 and $356 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $155 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 1999.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999 were $9,918,735 and $11,330,472, respectively.

Net realized gains for the six months ended June 30, 1999 and net unrealized gains (losses) as of June 30, 1999 were as follows:

                                     Realized     Unrealized
                                      Gains     Gains (Losses)

Long-term investments               $ 154,808     $ (170,904)
Forward foreign exchange contracts     47,557            357
Foreign currency transactions          10,459         (3,414)
                                    ---------     ----------
Total                               $ 212,824     $ (173,961)
                                    =========     ==========

As of June 30, 1999, net unrealized depreciation for Federal income tax purposes aggregated $170,904, of which $359,387 related to appreciated securities and $530,291 related to depreciated securities. At June 30, 1999, the aggregate cost of investments for Federal income tax purposes was $12,212,092.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions were $(2,126,019) and $3,599,240 for the six months ended June 30, 1999 and for the year ended December 31, 1998, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six                          Dollar
Months Ended June 30, 1999            Shares        Amount

Shares sold                             1,290    $    13,526
Shares issued to shareholders
in reinvestment of dividends              546          5,679
                                  -----------    -----------
Total issued                            1,836         19,205
Shares redeemed                      (392,445)    (4,190,664)
                                  -----------    -----------
Net decrease                         (390,609)   $(4,171,459)
                                  ===========    ===========


Class A Shares for the Year                         Dollar
Ended December 31, 1998               Shares        Amount

Shares sold                           376,505    $ 3,979,028
Shares issued to shareholders in
reinvestment of dividends and
distributions                           6,240         66,148
                                  -----------    -----------
Total issued                          382,745      4,045,176
Shares redeemed                      (166,015)    (1,751,205)
                                  -----------    -----------
Net increase                          216,730    $ 2,293,971
                                  ===========    ===========


Class B Shares for the Six                          Dollar
Months Ended June 30, 1999            Shares        Amount

Shares sold                           328,400    $ 3,462,915
Shares issued to shareholders
in reinvestment of dividends           10,121        105,265
                                  -----------    -----------
Total issued                          338,521      3,568,180
Shares redeemed                      (250,694)    (2,602,189)
                                  -----------    -----------
Net increase                           87,827    $   965,991
                                  ===========    ===========


Class B Shares for the Year                         Dollar
Ended December 31, 1998               Shares        Amount

Shares sold                           312,797    $ 3,307,756
Shares issued to shareholders
in reinvestment of dividends
and distributions                      32,166        340,647
                                  -----------    -----------
Total issued                          344,963      3,648,403
Shares redeemed                      (258,565)    (2,730,775)
Automatic conversion of shares         (1,062)       (11,241)
                                  -----------    -----------
Net increase                           85,336    $   906,387
                                  ===========    ===========


Class C Shares for the Six                          Dollar
Months Ended June 30, 1999            Shares        Amount

Shares sold                            53,273    $   554,568
Shares issued to shareholders
in reinvestment of dividends              978         10,139
                                  -----------    -----------
Total issued                           54,251        564,707
Shares redeemed                       (17,944)      (186,223)
                                  -----------    -----------
Net increase                           36,307    $   378,484
                                  ===========    ===========


Class C Shares for the Year Ended                   Dollar
December 31, 1998                     Shares        Amount

Shares sold                            37,121    $   393,015
Shares issued to shareholders
in reinvestment of dividends
and distributions                       2,363         25,042
                                  -----------    -----------
Total issued                           39,484        418,057
Shares redeemed                       (33,501)      (353,172)
                                  -----------    -----------
Net increase                            5,983    $    64,885
                                  ===========    ===========


Class D Shares for the Six Months                   Dollar
Ended June 30, 1999                   Shares        Amount

Shares sold                            82,636    $   872,624
Shares issued to shareholders
in reinvestment of dividends            1,412         14,701
                                  -----------    -----------
Total issued                           84,048        887,325
Shares redeemed                       (18,126)      (186,360)
                                  -----------    -----------
Net increase                           65,922    $   700,965
                                  ===========    ===========


Class D Shares for the Year Ended                   Dollar
December 31, 1998                     Shares        Amount

Shares sold                            33,192     $  349,068
Automatic conversion of shares          1,062         11,241
Shares issued to shareholders
in reinvestment of dividends
and distributions                       2,555         27,048
                                  -----------    -----------
Total issued                           36,809        387,357
Shares redeemed                        (5,089)       (53,360)
                                  -----------    -----------
Net decrease                           31,720    $   333,997
                                  ===========    ===========

5. Commitments:
At June 30, 1999, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to sell various foreign currencies with an approximate value of $24,000.

6. Subsequent Event:
On July 1, 1999, the Fund's Board of Directors declared a long-term capital gains distribution to shareholders in the amount of $.180748 per share for each of the four classes, payable on July 14, 1999 to shareholders of record as of July 6, 1999.



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Thomas R. Robinson, Senior Vice President
 and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863